UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit and Mortgage Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit and Mortgage Income Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 179.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Ancestry.com Operations, Inc.
TBD% due 10/19/2024		$7,100	$7,307
BMC Software Finance, Inc.
TBD% due 09/10/2020		6,183	6,198
iHeartCommunications, Inc.
TBD% due 01/30/2019		24,775	21,389
Moran Foods LLC
TBD% due 12/05/2023		11,970	11,960
OGX
TBD% due 04/10/2049 ^		2,107	573
Sequa Corp.
TBD% due 06/19/2017		28,697	28,410
Sierra Hamilton LLC
TBD% due 06/13/2017		2,540	2,464

Total Loan Participations and Assignments (Cost $82,298)			78,301

CORPORATE BONDS & NOTES 33.6%
BANKING & FINANCE 10.2%
AGFC Capital Trust
2.772% due 01/15/2067 (l)		20,300	11,469
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	6,900	2,190
4.000% due 01/21/2019 ^		15,000	4,761
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (h)(l)		3,700	4,046
Barclays Bank PLC
7.625% due 11/21/2022 (l)		$4,500	4,930
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	100	109
Credit Agricole S.A.
7.500% due 06/23/2026 (h)(l)	GBP	20,900	26,746
Exeter Finance Corp.
9.750% due 05/20/2019		$21,900	20,980
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		1,200	1,152
7.500% due 04/15/2021 (l)		16,104	16,305
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		6,400	6,512
Legg Mason PT
7.130% due 01/10/2021		11,126	11,356
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	76	13,181
Navient Corp.
6.500% due 06/15/2022		$3,814	3,852
8.000% due 03/25/2020 (l)		9,500	10,343
Novo Banco S.A.
5.000% due 05/21/2019	EUR	1,500	1,479
OneMain Financial Holdings LLC
6.750% due 12/15/2019 (l)		$7,532	7,899
Pinnacol Assurance
8.625% due 06/25/2034 (j)		23,200	23,266
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		18,406	18,728
9.250% due 07/06/2024		1,364	1,388
9.750% due 01/06/2027		3,388	3,431
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(l)		36,143	35,736
8.000% due 08/10/2025 (h)(l)		6,627	6,594
8.625% due 08/15/2021 (h)		1,500	1,567
Springleaf Finance Corp.
7.750% due 10/01/2021 (l)		3,650	3,901
8.250% due 12/15/2020 (l)		4,090	4,479
TIG FinCo PLC
8.500% due 03/02/2020 (l)	GBP	3,318	4,270
8.750% due 04/02/2020 (l)		43,834	52,195
UBS Group AG
5.750% due 02/19/2022 (h)(l)	EUR	3,600	4,161

			307,026

INDUSTRIALS 19.7%
Altice Financing S.A.
7.500% due 05/15/2026 (l)		$10,100	10,756

Altice Luxembourg S.A.
7.250% due 05/15/2022 (l)	EUR	3,627	4,101
Aston Martin Capital Ltd.
5.750% due 04/15/2022 (c)	GBP	352	441
6.500% due 04/15/2022 (c)		$320	320
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(l)		28,642	28,714
BWAY Holding Co.
5.500% due 04/15/2024 (c)		706	713
7.250% due 04/15/2025 (c)		502	503
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)(l)		70,792	82,296
9.000% due 02/15/2020 ^(i)		4,457	5,198
11.250% due 06/01/2017 ^(i)		5,016	5,706
Cardtronics, Inc.
5.500% due 05/01/2025 (c)		154	156
Charter Communications Operating LLC
5.375% due 05/01/2047 (c)		335	338
Chesapeake Energy Corp.
4.272% due 04/15/2019		134	134
Chobani LLC
7.500% due 04/15/2025 (c)		368	379
CommScope Technologies LLC
5.000% due 03/15/2027		387	387
Community Health Systems, Inc.
6.250% due 03/31/2023		825	845
CSN Resources S.A.
6.500% due 07/21/2020 (l)		2,430	2,041
6.500% due 07/21/2020		180	151
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (l)		35	37
10.750% due 09/01/2024 (l)		13,000	13,585
Dole Food Co., Inc.
7.250% due 06/15/2025 (c)		342	343
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		6,500	6,402
Dynegy, Inc.
8.034% due 02/02/2024 (l)		16,742	15,905
EI Group PLC
6.875% due 05/09/2025 (l)	GBP	2,210	3,014
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(i)		$8,140	5,413
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		20,506	16,610
Frontier Finance PLC
8.000% due 03/23/2022	GBP	24,200	30,257
Gartner, Inc.
5.125% due 04/01/2025		$265	271
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		214	215
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	800	820
Hexion, Inc.
10.375% due 02/01/2022		$227	227
13.750% due 02/01/2022		226	218
iHeartCommunications, Inc.
9.000% due 03/01/2021 (l)		36,570	27,885
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019 (l)		44,100	42,281
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		15,815	9,568
8.125% due 06/01/2023		1,289	785
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (l)		41,575	39,704
8.250% due 07/15/2017		3,500	3,504
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (l)		8,460	7,212
5.500% due 04/15/2025 (l)		4,000	3,700
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (l)		35,005	22,228
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	4,393	4,920
OGX Austria GmbH
8.375% due 04/01/2022 ^		$6,000	1
8.500% due 06/01/2018 ^		48,450	1
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		8,555	7,999
Petroleos de Venezuela S.A.
6.000% due 11/15/2026		1,070	377
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (l)		3,755	4,126
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	151

Safeway, Inc.
7.250% due 02/01/2031 (l)		$1,200	1,169
Sequa Corp.
7.000% due 12/15/2017 (l)		24,447	13,079
SFR Group S.A.
7.375% due 05/01/2026 (l)		4,700	4,859
Soho House Bond Ltd.
9.125% due 10/01/2018 (l)	GBP	14,725	18,908
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (l)		$60,430	60,581
Team Health Holdings, Inc.
6.375% due 02/01/2025		85	84
Tembec Industries, Inc.
9.000% due 12/15/2019 (l)		6,615	6,813
UCP, Inc.
8.500% due 10/21/2017		23,300	23,159
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (l)	GBP	7,585	10,603
7.395% due 03/28/2024		3,700	5,180
Westmoreland Coal Co.
8.750% due 01/01/2022 (l)		$32,972	31,159
Yellowstone Energy LP
5.750% due 12/31/2026		4,114	4,122

			590,654

UTILITIES 3.7%
Frontier Communications Corp.
8.500% due 04/15/2020		17,100	18,105
11.000% due 09/15/2025 (l)		2,880	2,806
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		5,300	5,737
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037 (l)		1,388	1,624
8.625% due 04/28/2034 (l)		2,725	3,569
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,504	1,936
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (j)		755	283
6.750% due 10/01/2023 (j)		23,352	8,757
Petrobras Global Finance BV
5.375% due 10/01/2029 (l)	GBP	2,320	2,689
6.250% due 12/14/2026 (l)		6,398	8,216
6.625% due 01/16/2034 (l)		11,017	13,491
7.375% due 01/17/2027 (l)		$1,130	1,197
Sierra Hamilton LLC
12.250% due 12/15/2018 ^(i)		30,000	13,782
Sprint Capital Corp.
6.900% due 05/01/2019 (l)		3,550	3,798
Sprint Communications, Inc.
7.000% due 08/15/2020 (l)		9,850	10,601
Sprint Corp.
7.125% due 06/15/2024 (l)		14,213	15,208

			111,799

Total Corporate Bonds & Notes (Cost $1,093,484)			1,009,479

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		350	314
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		580	592

			906

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,390	1,390

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036		6,595	6,461

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		95	80

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	231,485	11,692
7.467% due 06/01/2047	14,360	13,774

		25,466

Total Municipal Bonds & Notes (Cost $31,492)		34,303

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
3.000% due 01/25/2042 (a)(l)	1,379	118
3.500% due 08/25/2032 (a)(l)	3,002	443
4.532% due 07/25/2029	6,610	6,698
5.018% due 08/25/2038 (a)(l)	1,615	218
5.168% due 02/25/2043 (a)(l)	6,169	909
5.658% due 12/25/2036 (a)(l)	4,813	848
6.732% due 07/25/2029	6,000	6,278
6.809% due 10/25/2042 (l)	2,795	2,961
Freddie Mac
0.000% due 04/25/2045 (b)(f)	13,515	11,757
0.200% due 04/25/2045 (a)	29,734	94
4.000% due 03/15/2027 (a)(l)	1,321	160
5.288% due 09/15/2042 (a)(l)	2,136	328
5.588% due 12/15/2034 (a)	2,358	160
5.632% due 10/25/2028	4,600	4,992
5.982% due 08/25/2029	3,260	3,222
9.982% due 03/25/2029	4,800	5,200
11.482% due 10/25/2028	1,000	1,229
11.732% due 03/25/2025	7,240	9,133
Ginnie Mae
3.500% due 06/20/2042 (a)(l)	1,471	230
5.142% due 08/20/2042 (a)(l)	3,855	760
5.272% due 12/20/2040 (a)(l)	3,766	566
5.772% due 08/16/2039 (a)(l)	4,503	453

Total U.S. Government Agencies (Cost $53,774)		56,757

NON-AGENCY MORTGAGE-BACKED SECURITIES 51.9%
Adjustable Rate Mortgage Trust
1.132% due 03/25/2037	2,492	1,905
1.242% due 03/25/2036	6,961	4,884
3.712% due 03/25/2037 (l)	5,604	4,536
5.150% due 11/25/2037 ^(l)	1,624	1,357
American Home Mortgage Investment Trust
6.600% due 01/25/2037	5,327	2,941
Arbor Realty Trust, Inc.
5.310% due 04/15/2027 (c)	5,300	5,300
ASG Resecuritization Trust
2.497% due 01/28/2037	16,289	12,935
6.000% due 06/28/2037 (l)	45,460	31,879
BAMLL Commercial Mortgage Securities Trust
4.110% due 12/15/2029	6,400	6,424
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	174	166
6.000% due 04/25/2036	1,813	1,443
6.000% due 07/25/2046 ^	2,074	1,815
6.500% due 02/25/2036 ^	3,832	3,739
14.780% due 09/25/2035 ^	491	574
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 (l)	6,800	6,787
5.761% due 06/10/2049	5,697	5,711
Banc of America Funding Trust
1.192% due 04/25/2037 ^	2,826	2,021
3.098% due 09/20/2046	3,788	3,200
3.254% due 09/20/2047 ^	669	508
3.420% due 09/20/2037	1,290	901
3.581% due 04/20/2035 ^	4,311	3,217
4.738% due 08/26/2036	6,044	4,473
6.000% due 10/25/2037 ^	6,401	4,215
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	2,552	2,152
5.750% due 05/25/2037 ^(l)	1,717	1,402
6.000% due 10/25/2036 ^	310	264
Barclays Commercial Mortgage Securities Trust
3.330% due 08/15/2027	24,090	23,383
Bayview Commercial Asset Trust
1.202% due 03/25/2037	290	260
1.212% due 12/25/2036	451	409
1.412% due 08/25/2034	216	200
BCAP LLC Trust
0.958% due 05/26/2036	6,231	3,570
1.008% due 02/26/2037 (l)	19,447	11,807

1.278% due 05/26/2035	7,466	5,496
1.314% due 02/26/2047 (l)	21,751	13,110
3.111% due 07/26/2036	5,627	5,303
3.297% due 07/26/2036	1,420	1,165
3.377% due 03/27/2037	8,819	6,353
3.484% due 03/26/2037	3,147	2,628
5.500% due 12/26/2035 (l)	14,964	12,926
6.040% due 10/26/2037	4,709	4,114
6.849% due 06/26/2037	8,284	7,801
7.437% due 11/26/2035	2,843	2,965
8.130% due 07/26/2036	814	797
14.333% due 01/26/2036	13,287	2,950
Bear Stearns Adjustable Rate Mortgage Trust
3.288% due 02/25/2036 ^(l)	1,784	1,521
Bear Stearns ALT-A Trust
1.322% due 08/25/2036 (l)	42,148	36,546
1.482% due 01/25/2036 ^(l)	13,284	11,932
2.107% due 03/25/2035	7,568	5,850
3.008% due 03/25/2036	3,168	2,201
3.111% due 07/25/2036 (l)	63,876	35,161
3.211% due 12/25/2046 ^	8,016	5,898
3.214% due 08/25/2046	6,292	5,602
3.284% due 09/25/2035 ^	9,103	6,865
3.342% due 04/25/2037 (l)	8,979	7,745
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^	765	668
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/2038 (l)	2,747	2,757
5.716% due 04/12/2038	1,120	866
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 (l)	5,992	5,782
Citigroup Mortgage Loan Trust, Inc.
2.713% due 08/25/2037	5,265	3,928
3.065% due 03/25/2037	5,665	4,771
3.085% due 08/25/2034	6,115	4,612
3.126% due 07/25/2036 ^	4,118	3,026
3.203% due 04/25/2037 ^	919	740
3.587% due 03/25/2037 ^	3,666	3,453
5.500% due 12/25/2035	4,690	3,891
6.000% due 07/25/2036	5,720	3,892
6.500% due 09/25/2036	1,879	1,444
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (l)	12,365	10,485
Commercial Mortgage Loan Trust
6.101% due 12/10/2049 (l)	17,465	10,431
Commercial Mortgage Trust
4.000% due 07/10/2046	8,000	6,282
5.377% due 12/10/2046 (l)	7,893	7,929
5.505% due 03/10/2039	4,163	4,006
5.595% due 06/10/2046	9,952	8,534
5.728% due 07/10/2038 (l)	10,700	9,073
Countrywide Alternative Loan Resecuritization Trust
4.012% due 03/25/2047	4,039	3,900
7.000% due 01/25/2037	6,635	3,154
Countrywide Alternative Loan Trust
1.162% due 05/25/2036 (l)	28,747	21,040
1.168% due 03/20/2047	1,046	731
1.192% due 08/25/2047 ^	2,294	1,967
1.202% due 05/25/2047 (l)	21,267	10,144
1.212% due 03/25/2036 (l)	26,015	19,803
1.242% due 07/25/2036 (l)	11,936	9,024
1.276% due 11/20/2035	275	222
1.682% due 10/25/2035 ^(l)	1,548	1,193
1.948% due 07/20/2035 ^(l)	18,298	13,659
3.087% due 05/25/2036 (l)	10,347	8,235
5.500% due 11/25/2035	3,101	2,452
5.500% due 02/25/2036 ^	2,074	1,803
5.500% due 02/25/2036	2,341	2,053
5.500% due 05/25/2036 ^(l)	2,480	2,271
5.500% due 05/25/2036 (l)	7,639	6,996
6.000% due 03/25/2035 ^(l)	567	451
6.000% due 04/25/2036 (l)	915	719
6.000% due 01/25/2037 ^	1,777	1,708
6.000% due 02/25/2037 ^	2,351	1,610
6.000% due 04/25/2037 ^	7,995	6,116
6.250% due 12/25/2036 ^(l)	884	645
17.100% due 07/25/2035	167	200
Countrywide Asset-Backed Certificates
1.222% due 04/25/2036 (l)	937	633
Countrywide Home Loan Mortgage Pass-Through Trust
2.852% due 03/25/2046 ^(l)	78,543	44,698
3.173% due 09/20/2036	6,367	5,160
3.265% due 05/20/2036 ^	3,646	2,934

Credit Suisse Commercial Mortgage Trust
5.685% due 02/15/2039		6,910	6,958
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 (l)		4,620	4,614
6.000% due 01/25/2036		427	322
Credit Suisse Mortgage Capital Certificates
2.762% due 05/27/2036		14,330	9,585
2.810% due 12/29/2037		5,389	3,824
2.877% due 10/26/2036 (l)		22,237	17,386
3.220% due 05/26/2036		9,324	5,860
3.229% due 09/26/2047 (l)		25,855	14,063
3.265% due 04/28/2037		7,123	5,663
5.750% due 05/26/2037 (l)		32,140	29,039
8.799% due 11/25/2037		10,736	6,157
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,794	2,085
6.000% due 07/25/2036 (l)		504	383
6.500% due 05/25/2036 ^		4,074	2,926
DBUBS Mortgage Trust
4.652% due 11/10/2046		19,203	13,289
Debussy PLC
5.930% due 07/12/2025 (l)	GBP	55,000	68,358
8.250% due 07/12/2025		10,000	11,590
Deutsche ALT-A Securities, Inc.
1.282% due 04/25/2037		$10,056	6,113
5.500% due 12/25/2035 ^		1,004	878
Epic Drummond Ltd.
0.000% due 01/25/2022 (l)	EUR	10,000	10,514
Eurosail PLC
0.000% due 06/13/2045	GBP	4	7,222
0.511% due 03/13/2045	EUR	7,067	4,888
0.644% due 06/13/2045	GBP	1,594	1,505
1.344% due 06/13/2045		18,708	21,471
1.594% due 06/13/2045		18,175	19,213
1.944% due 09/13/2045		15,406	15,337
2.094% due 06/13/2045		11,881	12,201
2.594% due 09/13/2045		10,990	10,466
3.844% due 06/13/2045		4,215	4,594
4.194% due 09/13/2045		9,132	8,588
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(f)		$18	17
0.000% due 05/25/2020 (b)(f)		20	17
0.000% due 06/25/2020 ^(b)(f)		10	10
0.000% due 03/25/2035 (b)(f)		146	117
First Horizon Mortgage Pass-Through Trust
3.269% due 05/25/2037 ^(l)		9,558	7,899
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049	EUR	3,873	3,513
GC Pastor Hipotecario FTA
0.000% due 06/21/2046		30,288	25,641
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (l)		$44,200	43,980
Greenwich Capital Commercial Funding Corp. Trust
6.310% due 06/10/2036		2,850	2,840
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	11,410	9,620
GSC Capital Corp. Mortgage Trust
0.958% due 05/25/2036 ^		$3,953	3,092
HarborView Mortgage Loan Trust
2.466% due 06/19/2045 ^		1,437	873
Hipocat FTA
0.000% due 01/15/2050	EUR	5,498	5,007
HomeBanc Mortgage Trust
2.890% due 04/25/2037 ^		$7,471	5,981
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(l)		14,902	12,861
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 (l)	EUR	39,206	33,881
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044		1,198	1,056
Impac Secured Assets Trust
1.152% due 01/25/2037 (l)		$9,079	8,390
IndyMac Mortgage Loan Trust
1.162% due 02/25/2037 (l)		2,227	1,874
1.192% due 11/25/2036		330	291
3.169% due 11/25/2035 ^		5,919	4,952
3.313% due 06/25/2036 (l)		1,549	1,392
Infinity SoPRANo
0.000% due 11/05/2019 (l)	EUR	2,257	2,397
Jefferies Resecuritization Trust
6.000% due 12/26/2036		$4,003	1,647
JPMorgan Alternative Loan Trust
1.278% due 06/27/2037 (l)		17,682	14,169
3.031% due 11/25/2036 ^		1,649	1,607

3.262% due 05/25/2036 ^		1,268	975
6.000% due 12/25/2035 ^		1,504	1,371
14.011% due 06/27/2037 (l)		15,473	11,602
JPMorgan Chase Commercial Mortgage Securities Trust
2.972% due 05/15/2045		4,227	2,057
4.000% due 08/15/2046		2,732	1,721
5.010% due 07/15/2042		3,195	3,219
5.505% due 01/12/2043 (l)		7,213	7,274
5.927% due 06/12/2041 (l)		10,975	10,783
6.178% due 02/12/2051 (l)		12,000	12,293
JPMorgan Resecuritization Trust
3.033% due 03/21/2037		6,602	5,648
6.000% due 09/26/2036		3,412	2,753
6.500% due 04/26/2036		7,080	4,284
Lansdowne Mortgage Securities PLC
0.010% due 09/16/2048	EUR	12,699	9,415
Lavender Trust
6.250% due 10/26/2036		$5,462	4,326
LB-UBS Commercial Mortgage Trust
5.757% due 02/15/2040		6,683	6,601
5.864% due 06/15/2038		3,079	2,881
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		4,432	4,384
Lehman XS Trust
1.882% due 08/25/2047		743	509
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		4,394	3,981
Merrill Lynch Mortgage Investors Trust
3.204% due 03/25/2036 ^(l)		14,265	10,369
Merrill Lynch Mortgage Trust
5.841% due 06/12/2050 (l)		44,986	44,272
Mesdag Delta BV
0.000% due 01/25/2020	EUR	15,871	16,186
Morgan Stanley Capital Trust
5.399% due 12/15/2043		$7,040	5,703
5.777% due 04/15/2049 (l)		64,199	64,044
5.862% due 07/12/2044 (l)		4,600	4,591
5.942% due 06/11/2049 (l)		12,300	11,653
6.078% due 08/12/2041 (l)		7,225	7,199
Morgan Stanley Mortgage Loan Trust
1.152% due 05/25/2036		209	89
3.172% due 11/25/2037 (l)		3,273	2,790
3.394% due 05/25/2036 ^		3,246	2,303
5.962% due 06/25/2036		2,440	1,193
Morgan Stanley Re-REMIC Trust
1.315% due 02/26/2037		6,538	5,279
1.353% due 03/26/2037		4,080	2,842
Morgan Stanley Resecuritization Trust
3.356% due 06/26/2035		11,060	5,809
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(f)		10	8
RBSSP Resecuritization Trust
3.483% due 09/26/2035		7,816	5,548
6.000% due 06/26/2037		1,652	1,446
8.655% due 06/26/2037		764	587
Residential Accredit Loans, Inc. Trust
1.132% due 02/25/2037		894	739
6.000% due 12/25/2035 ^(l)		3,779	3,522
6.000% due 11/25/2036 ^		4,554	3,844
6.250% due 02/25/2037 ^		6,083	4,973
6.500% due 09/25/2037 ^		2,193	1,903
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (l)		1,113	955
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,349	1,272
6.000% due 02/25/2037 ^		277	214
6.000% due 03/25/2037 ^		3,592	2,344
6.250% due 10/25/2036 ^		169	151
RiverView HECM Trust
1.490% due 05/25/2047		21,147	17,452
Sequoia Mortgage Trust
1.939% due 02/20/2034		754	716
2.857% due 09/20/2032		740	708
5.210% due 06/20/2037 ^(l)		16,888	15,223
Structured Adjustable Rate Mortgage Loan Trust
3.480% due 04/25/2036 ^		881	827
Structured Asset Mortgage Investments Trust
1.192% due 05/25/2036		43	33
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		2,443	1,686
Suntrust Adjustable Rate Mortgage Loan Trust
3.482% due 02/25/2037 ^		8,119	6,906
Theatre Hospitals PLC
3.357% due 10/15/2031 (l)	GBP	39,006	46,916

4.107% due 10/15/2031	1,842	2,228
Wachovia Bank Commercial Mortgage Trust
5.880% due 05/15/2043	$3,302	3,296
WaMu Mortgage Pass-Through Certificates Trust
2.116% due 07/25/2046 (l)	414	388
2.785% due 08/25/2036 ^	3,317	3,120
Washington Mutual Mortgage Pass-Through Certificates Trust
1.222% due 01/25/2047 ^	2,926	2,436
1.608% due 06/25/2046	10,951	6,400
5.750% due 11/25/2035 ^(l)	2,248	2,052
5.967% due 05/25/2036 ^(l)	9,621	7,171
Wells Fargo Mortgage Loan Trust
3.277% due 03/27/2037	8,095	6,821

Total Non-Agency Mortgage-Backed Securities (Cost $1,574,798)		1,559,898

ASSET-BACKED SECURITIES 80.5%
Aames Mortgage Investment Trust
1.972% due 07/25/2035 (l)	19,113	16,371
Accredited Mortgage Loan Trust
1.582% due 07/25/2035	5,453	4,850
ACE Securities Corp. Home Equity Loan Trust
1.092% due 12/25/2036 (l)	26,950	11,480
1.282% due 02/25/2036	5,089	4,826
1.602% due 02/25/2036 ^	7,236	6,394
1.957% due 07/25/2035	2,900	2,572
2.077% due 07/25/2035 ^	17,938	9,503
2.482% due 11/25/2034	1,272	1,119
Adirondack Park CLO Ltd.
5.673% due 04/15/2024	4,500	4,444
Aegis Asset-Backed Securities Trust
1.412% due 12/25/2035 (l)	22,800	17,275
1.462% due 06/25/2035 (l)	12,094	9,411
Airspeed Ltd.
1.182% due 06/15/2032	17,562	14,598
ALM Ltd.
6.523% due 04/16/2027	2,000	1,992
American Money Management Corp. CLO Ltd.
0.000% due 04/14/2029 (c)	6,100	5,871
6.623% due 04/14/2027	6,100	6,113
8.086% due 12/09/2026	10,000	10,074
Ameriquest Mortgage Securities Trust
1.322% due 04/25/2036 (l)	30,500	28,295
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.432% due 01/25/2036 (l)	22,225	19,432
1.592% due 09/25/2035 (l)	13,750	11,464
2.032% due 04/25/2035 (l)	21,004	18,333
2.047% due 11/25/2034	5,526	4,936
2.932% due 09/25/2032	1,148	972
4.633% due 05/25/2034 ^	2,745	2,415
Amortizing Residential Collateral Trust
2.107% due 08/25/2032	755	709
Anchorage Capital CLO Ltd.
6.023% due 10/15/2026	7,000	6,825
Argent Securities Trust
1.082% due 06/25/2036	2,196	801
1.102% due 04/25/2036	1,276	518
1.132% due 06/25/2036	4,607	1,693
1.132% due 09/25/2036	9,700	4,127
1.172% due 03/25/2036 (l)	14,039	7,560
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.302% due 01/25/2036 (l)	19,135	16,121
1.362% due 02/25/2036 (l)	38,448	29,341
1.442% due 11/25/2035	5,851	3,375
2.257% due 11/25/2034 (l)	9,031	7,444
Asset-Backed Funding Certificates Trust
1.532% due 07/25/2035	7,400	6,189
2.032% due 03/25/2034	1,316	1,223
Asset-Backed Securities Corp. Home Equity Loan Trust
3.912% due 08/15/2033	791	752
Bear Stearns Asset-Backed Securities Trust
1.122% due 12/25/2036 (l)	20,730	18,669
2.182% due 07/25/2035 (l)	39,756	32,715
2.482% due 10/27/2032	470	434
2.857% due 12/25/2034 (l)	18,650	14,663
3.310% due 10/25/2036	744	689
Benefit Street Partners CLO Ltd.
6.530% due 01/20/2028	5,900	5,842
C-BASS CBO Corp.
1.350% due 09/06/2041	65,534	7,536
Carlyle Global Market Strategies CLO Ltd.
6.337% due 04/27/2027	1,750	1,754
Carrington Mortgage Loan Trust
1.062% due 10/25/2036	1,215	802

1.242% due 02/25/2037		8,300	6,535
1.402% due 02/25/2037 (l)		13,201	9,305
2.032% due 05/25/2035		4,400	3,529
Cavendish Square Funding PLC
0.522% due 02/11/2055	EUR	1,500	1,457
1.522% due 02/11/2055		1,500	1,449
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		$3,390	2,351
Citigroup Mortgage Loan Trust, Inc.
1.122% due 01/25/2037 (l)		32,769	25,731
1.132% due 12/25/2036 (l)		25,657	13,666
1.142% due 09/25/2036 (l)		20,622	15,605
1.182% due 05/25/2037 (l)		998	757
1.202% due 12/25/2036		5,167	2,782
1.382% due 03/25/2037 (l)		40,086	38,290
1.392% due 10/25/2035 (l)		8,200	7,902
6.351% due 05/25/2036 ^		3,292	1,975
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033		6,480	7,154
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (f)	EUR	2,667	2,329
3.600% due 11/27/2028		1,197	1,279
4.500% due 11/27/2028		1,047	1,120
6.200% due 11/27/2028		1,296	1,391
Countrywide Asset-Backed Certificates
1.112% due 12/25/2036 ^(l)		$36,163	35,856
1.122% due 06/25/2035 (l)		75,117	59,514
1.122% due 03/25/2037 (l)		26,291	21,896
1.122% due 06/25/2037 (l)		27,333	22,720
1.122% due 07/25/2037 ^(l)		13,568	11,751
1.122% due 06/25/2047 ^(l)		54,452	41,981
1.132% due 04/25/2047		2,284	2,149
1.132% due 06/25/2047 ^(l)		21,523	20,247
1.142% due 05/25/2036 (l)		12,171	9,802
1.182% due 06/25/2037 ^(l)		23,365	17,321
1.202% due 05/25/2037 (l)		25,000	18,894
1.202% due 08/25/2037 (l)		26,000	19,774
1.202% due 05/25/2047 (l)		17,951	13,332
1.202% due 06/25/2047 ^(l)		19,000	11,684
1.212% due 04/25/2047 (l)		35,000	21,988
1.222% due 03/25/2036 (l)		44,208	36,119
1.272% due 10/25/2047 (l)		59,229	38,572
1.372% due 04/25/2036		8,762	4,177
1.422% due 04/25/2036 (l)		10,000	9,174
1.432% due 03/25/2047 ^		2,405	1,397
1.472% due 04/25/2036		15,850	8,733
1.532% due 05/25/2047		4,689	3,172
1.732% due 03/25/2034		743	722
2.182% due 06/25/2033		257	232
2.482% due 02/25/2035 (l)		4,300	4,070
4.880% due 10/25/2046 ^		840	791
5.184% due 10/25/2032 ^(l)		22,499	19,831
Countrywide Asset-Backed Certificates Trust
1.132% due 03/25/2047 (l)		15,150	14,256
1.502% due 05/25/2036 (l)		32,154	19,654
1.712% due 07/25/2035		6,900	6,436
2.128% due 04/25/2035 (l)		10,753	9,856
2.707% due 11/25/2034 (l)		13,611	12,002
Credit-Based Asset Servicing and Securitization LLC
1.612% due 07/25/2035 (l)		3,000	2,473
Dekania Europe CDO PLC
0.190% due 09/27/2037	EUR	6,200	5,609
ECAF Ltd.
4.947% due 06/15/2040		$6,234	5,995
Encore Credit Receivables Trust
1.672% due 07/25/2035		421	363
Euromax ABS PLC
0.012% due 11/10/2095	EUR	1,000	762
FAB U.S. Ltd.
0.000% due 12/06/2045 (f)	GBP	9,932	5,953
Fieldstone Mortgage Investment Trust
1.152% due 07/25/2036		$7,094	4,014
First Franklin Mortgage Loan Trust
1.222% due 04/25/2036 (l)		6,825	4,966
1.362% due 02/25/2036		5,500	3,284
1.432% due 11/25/2036		2,066	1,937
1.612% due 09/25/2035		6,688	3,631
1.957% due 05/25/2036		16,131	7,507
Fremont Home Loan Trust
1.132% due 01/25/2037		4,056	2,202
1.222% due 02/25/2037		1,665	971
1.472% due 07/25/2035		2,800	2,571
Glacier Funding CDO Ltd.
1.304% due 08/04/2035		26,726	7,430

Gramercy Real Estate CDO Ltd.
1.598% due 07/25/2041		1,150	1,102
Greenpoint Manufactured Housing
9.230% due 12/15/2029		10,132	8,683
Greystone Commercial Real Estate Ltd.
5.693% due 03/15/2027		25,000	25,052
GSAA Trust
5.058% due 05/25/2035		5,158	5,025
GSAMP Trust
1.042% due 01/25/2037		4,289	2,690
1.072% due 01/25/2037		1,280	805
1.142% due 05/25/2046		977	919
1.182% due 11/25/2036		5,210	3,131
1.232% due 12/25/2036		5,512	3,165
1.252% due 04/25/2036 (l)		26,000	15,972
2.632% due 10/25/2034		692	656
3.532% due 10/25/2033		639	610
Halcyon Loan Advisors European Funding BV
0.000% due 01/15/2027 (f)	EUR	1,400	1,439
Hillcrest CDO Ltd.
1.449% due 12/10/2039		$57,385	26,971
Home Equity Asset Trust
2.077% due 05/25/2035		3,800	3,470
2.182% due 07/25/2035 (l)		4,000	3,340
Home Equity Loan Trust
1.322% due 04/25/2037 (l)		8,000	4,873
House of Europe Funding PLC
0.000% due 11/08/2090	EUR	5,600	5,343
HSI Asset Securitization Corp. Trust
1.092% due 12/25/2036 (l)		$27,472	11,772
1.142% due 10/25/2036		10,471	6,020
1.152% due 12/25/2036 (l)		16,827	7,227
1.172% due 01/25/2037 (l)		49,367	35,954
1.372% due 11/25/2035 (l)		5,830	4,921
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.142% due 11/25/2036		7,007	5,270
1.222% due 04/25/2037 (l)		4,453	2,862
1.422% due 03/25/2036		1,504	1,253
IXIS Real Estate Capital Trust
1.957% due 09/25/2035 ^		5,457	3,760
JPMorgan Mortgage Acquisition Corp.
1.372% due 05/25/2035 (l)		5,000	4,376
JPMorgan Mortgage Acquisition Trust
1.122% due 03/25/2047 (l)		7,935	7,808
1.132% due 07/25/2036		2,357	1,198
1.142% due 07/25/2036 ^		1,489	625
1.232% due 07/25/2036 (l)		18,262	16,147
5.462% due 10/25/2036 ^		4,739	3,666
5.888% due 10/25/2036 ^(l)		15,798	12,215
Jubilee CLO BV
0.000% due 01/15/2028	EUR	7,000	6,211
Lehman XS Trust
5.000% due 05/25/2037 ^(l)		$15,780	12,115
Long Beach Mortgage Loan Trust
1.172% due 02/25/2036 (l)		56,006	38,288
1.627% due 11/25/2035 (l)		28,200	25,964
1.632% due 09/25/2034		1,216	1,006
1.687% due 11/25/2035 (l)		31,661	19,134
1.957% due 04/25/2035 (l)		38,750	34,790
Magnetite Ltd.
5.973% due 04/15/2026		4,900	4,756
MASTR Asset-Backed Securities Trust
1.152% due 06/25/2036 (l)		10,322	8,628
1.152% due 10/25/2036		3,754	3,534
1.162% due 02/25/2036		9,573	5,235
1.222% due 06/25/2036		4,180	2,291
1.272% due 12/25/2035 (l)		7,200	6,524
1.342% due 12/25/2035		11,886	4,615
Morgan Stanley ABS Capital, Inc. Trust
1.042% due 09/25/2036		4,288	2,085
1.052% due 10/25/2036		5	3
1.122% due 10/25/2036		10,968	6,163
1.132% due 06/25/2036		11,610	8,287
1.132% due 09/25/2036		8,616	4,279
1.132% due 11/25/2036 (l)		21,747	13,522
1.202% due 10/25/2036		5,285	3,002
1.252% due 03/25/2036 (l)		28,664	25,519
1.627% due 09/25/2035		6,500	6,064
1.657% due 09/25/2035 (l)		18,121	14,609
1.982% due 07/25/2037 (l)		31,620	29,825
2.017% due 01/25/2035		5,443	2,444
2.932% due 05/25/2034		2,504	2,368
Morgan Stanley Capital, Inc. Trust
1.272% due 01/25/2036 (l)		21,119	19,941

National Collegiate Commutation Trust
0.000% due 03/25/2038	87,000	38,927
New Century Home Equity Loan Trust
3.982% due 01/25/2033 ^	653	573
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.312% due 10/25/2036 ^	5,456	1,930
1.402% due 02/25/2036 (l)	30,900	20,005
Ocean Trails CLO
6.334% due 08/13/2025	3,500	3,498
Option One Mortgage Loan Trust
1.112% due 07/25/2037 (l)	19,516	12,549
1.122% due 01/25/2037 (l)	12,926	7,509
1.202% due 01/25/2037	2,636	1,547
1.232% due 03/25/2037	783	421
1.312% due 04/25/2037	3,125	2,048
Option One Mortgage Loan Trust Asset-Backed Certificates
1.442% due 11/25/2035 (l)	13,200	11,189
Park Place Securities, Inc.
1.612% due 09/25/2035 (l)	9,600	6,565
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.472% due 08/25/2035	8,350	7,353
1.472% due 09/25/2035 (l)	10,713	9,844
1.532% due 07/25/2035 (l)	30,950	25,948
2.017% due 03/25/2035 ^	7,500	5,961
2.107% due 10/25/2034 (l)	10,000	8,740
2.302% due 01/25/2036 ^(l)	11,978	10,160
2.707% due 02/25/2035 (l)	29,447	22,370
3.007% due 12/25/2034 (l)	25,974	16,962
Popular ABS Mortgage Pass-Through Trust
1.372% due 02/25/2036	7,000	6,178
1.672% due 06/25/2035	626	516
2.132% due 06/25/2035	1,349	1,051
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037	467	470
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,218	1,648
Residential Asset Mortgage Products Trust
1.302% due 01/25/2036 (l)	14,303	12,153
1.362% due 01/25/2036	4,360	3,559
1.702% due 02/25/2035	250	232
1.732% due 04/25/2034	4,762	4,416
1.852% due 04/25/2034	5,496	4,936
2.557% due 04/25/2034 ^	1,395	1,003
2.962% due 04/25/2034 ^	1,920	1,401
Residential Asset Securities Corp. Trust
1.112% due 11/25/2036 (l)	13,155	11,516
1.152% due 10/25/2036 (l)	15,668	11,306
1.212% due 06/25/2036 (l)	41,332	36,212
1.222% due 09/25/2036 (l)	16,782	15,598
1.242% due 07/25/2036 (l)	17,800	16,421
1.262% due 04/25/2036	5,270	4,793
1.312% due 12/25/2035 (l)	20,276	15,177
1.312% due 04/25/2036 (l)	17,500	15,416
1.312% due 04/25/2036	9,968	4,260
1.322% due 05/25/2037 (l)	9,275	8,115
2.107% due 02/25/2035	1,900	1,649
Saxon Asset Securities Trust
2.732% due 12/25/2037 (l)	51,792	49,454
Securitized Asset-Backed Receivables LLC Trust
1.122% due 07/25/2036 (l)	27,068	21,316
1.142% due 07/25/2036	3,131	1,591
1.232% due 05/25/2036 (l)	20,283	12,297
1.252% due 03/25/2036 (l)	9,732	7,797
1.382% due 11/25/2035	11,537	6,743
1.432% due 10/25/2035 (l)	13,000	11,109
1.642% due 08/25/2035	5,518	3,535
SLM Student Loan Trust
0.000% due 10/28/2029 (f)	25	22,755
0.000% due 01/25/2042 (f)	20	16,999
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 (f)	200	6,879
0.000% due 01/25/2039 (f)	21,280	13,566
0.000% due 05/25/2040 (f)	22,175	11,571
Soloso CDO Ltd.
1.329% due 10/07/2037	11,318	6,055
Sound Point CLO Ltd.
5.891% due 01/23/2027	1,000	953
Soundview Home Loan Trust
1.132% due 06/25/2037	3,979	2,695
1.142% due 11/25/2036 (l)	11,461	10,728
1.162% due 02/25/2037	8,809	3,539
1.242% due 02/25/2037	10,223	4,173
1.262% due 05/25/2036 (l)	14,665	13,020
1.332% due 03/25/2036	7,933	6,775

1.932% due 10/25/2037		8,486	6,243
2.082% due 09/25/2037		2,642	2,190
Specialty Underwriting & Residential Finance Trust
1.332% due 03/25/2037		708	391
1.957% due 12/25/2035		4,916	4,497
2.782% due 05/25/2035		2,340	2,174
4.439% due 02/25/2037 ^		3,730	2,041
Symphony CLO Ltd.
5.623% due 07/14/2026		10,700	10,101
5.923% due 10/15/2025		9,850	9,808
Taberna Preferred Funding Ltd.
1.374% due 05/05/2038		16,165	13,417
1.384% due 02/05/2037		35,277	30,691
1.414% due 08/05/2036 ^		20,700	14,904
1.414% due 08/05/2036		5,146	3,705
Tralee CLO Ltd.
6.680% due 04/20/2025		6,500	6,565
Trapeza CDO LLC
2.189% due 01/20/2034 (l)		23,770	22,344
Wachovia Mortgage Loan Trust
1.672% due 10/25/2035		8,000	6,037
Wells Fargo Home Equity Asset-Backed Securities Trust
1.312% due 05/25/2036		5,000	4,481

Total Asset-Backed Securities (Cost $2,334,701)			2,419,686

SOVEREIGN ISSUES 1.3%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	11,530	7,475
3.875% due 01/15/2022		1,000	1,061
5.000% due 01/15/2027		3,400	3,398
7.820% due 12/31/2033		14,203	16,083
Ecuador Government International Bond
9.650% due 12/13/2026		$1,900	1,971
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	347,000	3,000
4.500% due 07/03/2017		310,000	2,715
4.750% due 04/17/2019	EUR	1,900	1,926

Total Sovereign Issues (Cost $37,477)			37,629

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		858,034	0

FINANCIALS 0.1%
TIG FinCo PLC (j)		2,651,536	3,322

Total Common Stocks (Cost $3,931)			3,322

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		677,810	387

Total Warrants (Cost $1,783)			387

SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (k) 4.1%			124,200

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.537% due 04/21/2017 (f)(g)		$2,443	2,442
0.558% due 05/22/2017 (f)(g)		368	368

			2,810

U.S. TREASURY BILLS 2.1%
0.539% due 04/20/2017 - 05/18/2017 (e)(f)(n)(p)		62,050	62,022

Total Short-Term Instruments (Cost $189,039)	189,032

Total Investments in Securities (Cost $5,402,777)	5,388,794

Total Investments 179.3% (Cost $5,402,777)	$5,388,794
Financial Derivative Instruments (m)(o) (0.7)% (Cost or Premiums, net $(16,826))	(21,685)
Other Assets and Liabilities, net (78.6)%	(2,360,864)

Net Assets 100.0%	$3,006,245

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/02/2015	$617	$283	0.01%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/01/2015 - 04/08/2015	19,071	8,757	0.29
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	23,266	0.78
TIG FinCo PLC	04/02/2015	3,931	3,322	0.11

		$46,819	$35,628	1.19%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.960%	03/31/2017	04/03/2017	$44,300	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	$(45,217)	$44,300	$44,304
IND	0.750	03/31/2017	04/03/2017	11,900	U.S. Treasury Notes 1.500% due 08/15/2026	(12,147)	11,900	11,901
NOM	0.760	03/28/2017	04/04/2017	50,000	U.S. Treasury Notes 2.500% due 04/15/2024	(50,946)	50,000	50,006
	0.900	03/31/2017	04/03/2017	18,000	U.S. Treasury Notes 2.250% due 01/31/2024	(18,399)	18,000	18,001

Total Repurchase Agreements						$(126,709)	$124,200	$124,212

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	1.400%	03/17/2017	TBD	(3)		$(54,174)	$(54,210)
	1.900	02/16/2017	05/16/2017			(5,891)	(5,905)
	1.900	03/02/2017	06/02/2017			(3,898)	(3,905)
	1.950	03/02/2017	06/02/2017			(1,077)	(1,077)
	2.497	01/03/2017	04/03/2017			(6,793)	(6,835)
	2.499	01/05/2017	04/05/2017			(12,180)	(12,254)
	2.522	01/17/2017	04/13/2017			(20,888)	(20,999)
	2.523	01/18/2017	04/13/2017			(43,599)	(43,828)
	2.534	02/09/2017	05/09/2017			(20,415)	(20,491)
	2.537	01/27/2017	04/27/2017			(14,397)	(14,464)
	2.564	03/02/2017	06/02/2017			(15,303)	(15,338)
	2.648	04/03/2017	07/03/2017			(6,793)	(6,793)
	2.656	03/21/2017	06/21/2017			(8,564)	(8,572)
	2.657	03/24/2017	06/23/2017			(2,730)	(2,732)
	3.006	09/22/2016	09/22/2017			(4,391)	(4,425)
BPS	1.738	01/26/2017	04/26/2017			(3,040)	(3,050)
	1.790	02/15/2017	05/16/2017			(3,958)	(3,967)
	1.830	01/06/2017	04/06/2017			(1,920)	(1,929)
	1.880	01/19/2017	04/18/2017			(14,910)	(14,968)
	1.880	01/23/2017	04/18/2017			(4,552)	(4,569)
	1.890	01/24/2017	04/24/2017			(12,272)	(12,316)
	1.890	01/26/2017	04/26/2017			(3,334)	(3,346)
	1.890	01/31/2017	05/01/2017			(1,049)	(1,052)
	1.890	03/02/2017	06/02/2017			(2,370)	(2,374)
	1.890	03/03/2017	04/26/2017			(5,004)	(5,012)
	1.950	03/08/2017	06/08/2017			(1,023)	(1,024)
	2.568	01/11/2017	04/11/2017			(32,787)	(32,979)
	2.648	03/16/2017	06/16/2017			(32,599)	(32,642)
	2.652	03/16/2017	06/16/2017			(25,616)	(25,650)
	2.743	11/10/2016	05/10/2017			(3,248)	(3,284)
	2.840	11/30/2016	05/30/2017			(16,435)	(16,596)
	2.841	12/02/2016	06/02/2017			(3,814)	(3,851)
	2.843	12/12/2016	06/09/2017			(11,559)	(11,661)
	2.868	02/10/2017	06/21/2017			(5,780)	(5,804)
	2.969	08/19/2016	08/18/2017			(32,458)	(33,066)
	2.976	08/16/2016	08/16/2017			(32,944)	(33,570)
	2.976	03/15/2017	08/16/2017			(8,699)	(8,713)
BRC	1.850	02/16/2017	05/16/2017			(194)	(194)
	2.865	10/11/2016	10/11/2017			(20,946)	(21,083)
	2.885	11/02/2016	11/02/2017			(26,834)	(26,956)
	3.065	10/11/2016	04/11/2018			(36,757)	(37,014)
DBL	0.900	01/16/2017	04/18/2017		EUR	(5,956)	(6,366)
DEU	2.100	03/16/2017	06/16/2017			$(18,232)	(18,251)
GLM	0.730	01/11/2017	04/11/2017		EUR	(16,428)	(17,555)
	2.286	02/14/2017	05/15/2017			$(7,351)	(7,373)
	2.354	02/23/2017	05/24/2017			(20,611)	(20,664)
	2.404	02/23/2017	05/24/2017			(8,317)	(8,339)
	2.539	02/15/2017	05/17/2017			(15,905)	(15,958)
	2.589	02/15/2017	05/17/2017			(9,637)	(9,670)
	2.752	03/17/2017	06/16/2017			(5,966)	(5,974)
GSC	2.162	03/14/2017	04/17/2017			(61,418)	(61,492)
	2.228	03/17/2017	04/17/2017			(28,236)	(28,266)
JML	1.750	03/01/2017	04/12/2017			(1,856)	(1,859)
JPS	2.484	03/24/2017	04/25/2017			(14,987)	(14,997)
MSB	2.748	10/03/2016	10/03/2017			(2,632)	(2,650)
	2.772	01/13/2017	07/13/2017			(6,432)	(6,472)
	2.787	04/27/2016	04/27/2017			(21,887)	(21,999)
	2.789	04/29/2016	05/01/2017			(5,339)	(5,365)
	2.791	04/22/2016	04/21/2017			(29,502)	(29,664)
	2.791	10/21/2016	10/23/2017			(29,543)	(29,708)
	2.805	12/01/2016	12/01/2017			(8,461)	(8,482)
	2.850	06/06/2016	06/06/2017			(7,146)	(7,161)
MSC	2.784	02/06/2017	05/08/2017			(18,215)	(18,294)
	3.137	09/16/2016	09/15/2017			(27,499)	(27,542)
MYI	1.200	02/09/2017	05/10/2017		GBP	(2,813)	(3,530)
	1.472	02/06/2017	08/07/2017		EUR	(1,408)	(1,505)
NOM	2.622	10/14/2016	04/13/2017			$(13,815)	(13,894)
	2.785	02/03/2017	08/03/2017			(16,233)	(16,307)
	2.802	02/22/2017	08/22/2017			(27,778)	(27,802)
PAR	0.400	09/29/2016	TBD	(3)	EUR	(3,464)	(3,703)
	0.400	03/20/2017	06/20/2017			(3,433)	(3,663)
	0.600	03/27/2017	04/27/2017		GBP	(9,273)	(11,619)
	0.700	03/16/2017	04/18/2017			(21,913)	(27,464)
	0.950	01/30/2017	04/28/2017			(1,729)	(2,170)
	1.050	03/17/2017	04/18/2017			(8,836)	(11,076)
RBC	1.730	02/01/2017	04/13/2017			$(19,661)	(19,719)
	1.900	10/04/2016	04/04/2017			(2,856)	(2,883)
	1.910	10/31/2016	05/01/2017			(11,540)	(11,634)
	2.030	02/13/2017	08/14/2017			(10,950)	(10,980)
	2.050	02/06/2017	08/07/2017			(3,758)	(3,770)
	2.120	04/04/2017	10/04/2017			(2,889)	(2,889)
	2.336	04/25/2016	04/24/2017			(29,781)	(30,444)
	2.397	11/04/2016	05/04/2017			(12,552)	(12,677)
	2.408	10/31/2016	05/01/2017			(7,765)	(7,845)
	2.543	11/14/2016	05/15/2017			(25,462)	(25,714)
	2.547	11/04/2016	05/04/2017			(11,708)	(11,832)
	2.559	10/28/2016	05/01/2017			(14,977)	(15,144)
	2.650	02/21/2017	08/21/2017			(12,181)	(12,218)
	2.662	01/27/2017	07/18/2017			(3,393)	(3,410)
	2.730	03/13/2017	09/13/2017			(38,143)	(38,204)
	2.730	03/20/2017	09/20/2017			(54,765)	(54,823)
	2.730	03/27/2017	09/20/2017			(20,861)	(20,882)
RCE	0.772	01/27/2017	04/27/2017		EUR	(3,024)	(3,230)
	0.950	01/31/2017	04/28/2017		GBP	(4,107)	(5,154)
	0.972	02/06/2017	06/06/2017		EUR	(1,320)	(1,410)
	1.050	03/01/2017	06/01/2017		GBP	(7,801)	(9,783)
	1.359	01/18/2017	04/18/2017			(1,889)	(2,373)
RDR	1.800	01/13/2017	04/07/2017			$(745)	(748)
	1.800	03/02/2017	05/23/2017			(2,821)	(2,826)
RTA	1.897	11/07/2016	05/01/2017			(1,954)	(1,969)
	1.967	01/03/2017	07/03/2017			(10,382)	(10,433)
	1.997	02/03/2017	04/13/2017			(9,154)	(9,184)
	2.007	02/22/2017	08/22/2017			(12,705)	(12,733)
	2.071	03/09/2017	09/11/2017			(44,249)	(44,313)
	2.208	04/13/2016	04/12/2017			(9,263)	(9,465)
	2.221	03/14/2017	06/15/2017			(16,110)	(16,130)
	2.239	04/25/2016	04/24/2017			(26,142)	(26,700)
	2.253	06/16/2016	06/15/2017			(31,616)	(32,192)
	2.298	07/19/2016	07/18/2017			(2,020)	(2,053)
	2.337	05/31/2016	05/30/2017			(7,767)	(7,922)
	2.337	06/03/2016	06/02/2017			(9,597)	(9,786)
	2.345	11/14/2016	07/25/2017			(5,190)	(5,237)
	2.417	01/03/2017	07/03/2017			(14,139)	(14,224)
	2.443	08/05/2016	08/04/2017			(12,699)	(12,907)
	2.519	08/15/2016	08/14/2017			(28,343)	(28,801)
	2.570	10/21/2016	10/20/2017			(18,547)	(18,764)
	2.571	10/25/2016	10/24/2017			(7,583)	(7,670)
	2.605	11/18/2016	11/16/2017			(12,170)	(12,290)
	2.610	11/17/2016	11/16/2017			(7,889)	(7,967)
	2.731	03/22/2017	09/11/2017			(16,967)	(16,982)
	2.813	02/06/2017	02/05/2018			(11,110)	(11,159)
	2.821	01/25/2017	01/25/2018			(19,342)	(19,445)
	2.825	02/01/2017	01/31/2018			(8,147)	(8,186)
	2.845	02/21/2017	02/08/2018			(7,229)	(7,252)
	2.918	03/14/2017	03/08/2018			(44,338)	(44,410)
	2.923	03/16/2017	03/08/2018			(8,773)	(8,786)
RYL	0.626	03/20/2017	04/20/2017		EUR	(3,580)	(3,820)
SGY	1.600	04/06/2017	05/30/2017			$(1,643)	(1,643)
SOG	0.703	02/06/2017	06/02/2017		EUR	(4,755)	(5,078)
	1.600	01/18/2017	04/11/2017			$(2,782)	(2,791)
	1.600	01/20/2017	04/11/2017			(9,591)	(9,622)
	1.600	01/31/2017	05/01/2017			(5,872)	(5,888)
	1.600	02/08/2017	05/08/2017			(25,457)	(25,518)
	1.600	02/14/2017	05/16/2017			(14,850)	(14,882)
	1.600	02/15/2017	05/16/2017			(11,892)	(11,917)
	1.600	02/21/2017	05/22/2017			(20,204)	(20,241)
	1.600	02/27/2017	04/06/2017			(4,202)	(4,209)
	1.600	02/27/2017	05/30/2017			(21,396)	(21,429)
	1.600	03/22/2017	05/01/2017			(9,635)	(9,640)
	1.700	03/01/2017	05/30/2017			(7,742)	(7,754)
	1.700	03/16/2017	06/15/2017			(29,765)	(29,790)
	1.700	03/22/2017	06/15/2017			(12,517)	(12,527)
	2.526	10/11/2016	04/11/2017			(10,449)	(10,577)
	2.659	10/07/2016	04/07/2017			(8,232)	(8,284)
	2.687	01/26/2017	07/26/2017			(17,236)	(17,322)
	2.689	01/30/2017	07/26/2017			(20,474)	(20,570)
	2.750	12/06/2016	06/06/2017			(17,146)	(17,181)
	2.750	12/07/2016	06/06/2017			(24,156)	(24,203)
	2.756	12/09/2016	06/09/2017			(43,012)	(43,147)
	2.771	12/14/2016	06/14/2017			(41,643)	(41,791)
UBS	0.460	01/26/2017	04/26/2017		EUR	(15,104)	(16,127)
	0.900	01/23/2017	04/24/2017		GBP	(14,029)	(17,607)
	1.100	01/25/2017	04/25/2017			(1,679)	(2,109)
	1.260	01/20/2017	04/27/2017			(29,656)	(37,249)
	1.260	02/17/2017	05/17/2017			(40,666)	(51,029)
	1.830	01/25/2017	04/25/2017			$(2,964)	(2,974)
	1.850	02/08/2017	05/05/2017			(14,450)	(14,490)
	1.870	01/19/2017	04/07/2017			(8,337)	(8,369)
	1.920	03/14/2017	04/12/2017			(15,572)	(15,589)
	1.990	02/14/2017	05/15/2017			(8,584)	(8,607)
	2.455	01/05/2017	04/05/2017			(11,611)	(11,681)
	2.505	01/05/2017	04/05/2017			(21,932)	(22,066)
	2.518	01/11/2017	04/07/2017			(9,034)	(9,086)
	2.525	01/18/2017	04/21/2017			(5,890)	(5,921)
	2.534	02/09/2017	05/09/2017			(6,566)	(6,591)
	2.568	01/11/2017	04/07/2017			(20,882)	(21,004)

Total Reverse Repurchase Agreements							$(2,403,207)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(2,334,406) at a weighted average interest rate of 2.037%.
(3)	Open maturity reverse repurchase agreement.

(l)	Securities with an aggregate market value of $3,185,663 and cash of $1,653 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Navient Corp.	5.000%	09/20/2020	2.750%	$200	$15	$7	$0	$0
Navient Corp.	5.000	12/20/2021	3.850	400	20	18	0	0
Sprint Communications, Inc.	5.000	12/20/2021	2.818	13,300	1,259	1,010	15	0

					$1,294	$1,035	$15	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-27 05-Year Index	5.000%	12/20/2021	$495	$40	$12	$0	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	12/21/2023		$509,000	$(12,772)	$(22,363)	$641	$0
Pay	6-Month AUD-BBR-BBSW	1.750	12/21/2026	AUD	801,000	(42,611)	(61,997)	1,376	0
Pay	3-Month USD-LIBOR	3.500	06/17/2025	USD	41,800	1,723	687	20	0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	102,200	9,204	4,457	0	(241)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		46,900	(8,629)	(6,958)	209	0
Receive (5)	3-Month USD-LIBOR	1.750	06/21/2037	USD	204,000	30,676	5,574	0	(268)
Receive (5)	3-Month USD-LIBOR	1.750	06/21/2047		450,900	90,048	2,646	0	(561)
Pay	6-Month AUD-BBR-BBSW	3.631	03/06/2019	AUD	150,000	3,423	3,423	24	0
Pay	6-Month AUD-BBR-BBSW	3.635	03/06/2019		175,000	4,003	4,003	28	0

						$75,065	$(70,528)	$2,298	$(1,070)

Total Swap Agreements						$76,399	$(69,481)	$2,313	$(1,070)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(n)	Securities with an aggregate market value of $33,561 and cash of $73,226 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017		$122,491	EUR	114,105	$0	$(765)
	04/2017		5,926	JPY	658,983	0	(7)
	05/2017	EUR	114,105		$122,644	764	0
	05/2017	JPY	658,983		5,932	7	0
BPS	05/2017		$1,434	GBP	1,151	9	0
CBK	04/2017	AUD	1,761		$1,347	2	0
	04/2017	EUR	529		569	4	0
	04/2017		$1,451	EUR	1,344	0	(18)
FBF	04/2017		26,743	GBP	21,900	696	0
GLM	04/2017	CAD	1,625		$1,220	0	(2)
	04/2017	EUR	8,490		9,069	33	(21)
	04/2017	GBP	21,206		26,216	0	(353)
	04/2017		$9,584	GBP	7,801	190	0
HUS	04/2017	GBP	5,192		$6,417	0	(88)
	04/2017	JPY	658,983		5,868	0	(51)
	04/2017		$247,814	GBP	199,493	2,131	0
	05/2017	GBP	199,493		$247,971	0	(2,138)
JPM	04/2017		26,338		32,866	0	(133)
	04/2017		$7,104	EUR	6,617	0	(45)
	05/2017	EUR	2,569		$2,747	3	0
MSB	04/2017	GBP	115,349		144,664	143	0
SCX	04/2017	BRL	1,845		589	0	0
	04/2017	GBP	69,909		85,218	0	(2,371)
	04/2017		$582	BRL	1,845	7	0
SOG	04/2017		10,894	GBP	8,800	132	0
UAG	04/2017	EUR	114,586		$121,557	0	(683)
	04/2017		$1,662	EUR	1,539	0	(20)

Total Forward Foreign Currency Contracts						$4,121	$(6,695)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	03/20/2019	1.086%		$10,000	$(867)	$854	$0	$(13)
BRC	Banco Espirito Santo S.A.	5.000	12/20/2020	9.001	EUR	2,500	(223)	(76)	0	(299)
GST	Petrobras Global Finance BV	1.000	09/20/2020	2.071		$1,120	(163)	124	0	(39)

							$(1,253)	$902	$0	$(351)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$10,680	$(2,371)	$1,064	$0	$(1,307)
DUB	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	9,700	(605)	(628)	0	(1,233)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	13,200	(1,520)	(656)	0	(2,176)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	8,300	(1,040)	71	0	(969)
FBF	CMBX.NA.BBB-.10 Index	3.000	11/17/2059	400	(45)	4	0	(41)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	900	(108)	(6)	0	(114)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	1,600	(146)	1	0	(145)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	3,800	(594)	(33)	0	(627)
GST	CMBX.NA.A.6 Index	2.000	05/11/2063	13,000	(661)	(6)	0	(667)
	CMBX.NA.BB.6 Index	5.000	05/11/2063	8,500	(1,150)	(574)	0	(1,724)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	18,900	(1,042)	(1,360)	0	(2,402)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	3,300	(169)	(130)	0	(299)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	19,300	(2,403)	149	0	(2,254)
JPS	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	400	(49)	2	0	(47)
MYC	CMBX.NA.BBB-.10 Index	3.000	11/17/2059	1,800	(220)	38	0	(182)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	28,300	(1,633)	(1,964)	0	(3,597)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	6,500	(286)	(303)	0	(589)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	3,300	(382)	(162)	0	(544)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	9,300	(1,149)	63	0	(1,086)

					$(15,573)	$(4,430)	$0	$(20,003)

Total Swap Agreements					$(16,826)	$(3,528)	$0	$(20,354)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(p)	Securities with an aggregate market value of $24,132 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$49,318	$28,983	$78,301
Corporate Bonds & Notes
Banking & Finance	0	251,424	55,602	307,026
Industrials	441	532,675	57,538	590,654
Utilities	0	98,017	13,782	111,799
Municipal Bonds & Notes
Illinois	0	906	0	906
Iowa	0	1,390	0	1,390
New Jersey	0	0	6,461	6,461
Virginia	0	80	0	80
West Virginia	0	25,466	0	25,466
U.S. Government Agencies	0	56,757	0	56,757
Non-Agency Mortgage-Backed Securities	0	1,529,924	29,974	1,559,898
Asset-Backed Securities	0	2,297,509	122,177	2,419,686
Sovereign Issues	0	37,629	0	37,629
Common Stocks
Financials	0	0	3,322	3,322
Warrants
Utilities	387	0	0	387
Short-Term Instruments
Repurchase Agreements	0	124,200	0	124,200
Short-Term Notes	0	2,810	0	2,810
U.S. Treasury Bills	0	62,022	0	62,022

Total Investments	$828	$5,070,127	$317,839	$5,388,794

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,313	0	2,313
Over the counter	0	4,121	0	4,121
	$0	$6,434	$0	$6,434

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,070)	0	(1,070)
Over the counter	0	(27,049)	0	(27,049)

	$0	$(28,119)	$0	$(28,119)

Total Financial Derivative Instruments	$0	$(21,685)	$0	$(21,685)

Totals	$828	$5,048,442	$317,839	$5,367,109

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,726	$0	$0	$4	$0	$(1,157)	$28,410	$0	$28,983	$(1,157)
Corporate Bonds & Notes
Banking & Finance	103,051	0	(47,621)	47	551	(426)	0	0	55,602	(2,501)
Industrials	44,189	34,574	(20,259)	166	425	(1,555)	0	(2)	57,538	(269)
Utilities	4,493	0	(4,358)	0	0	(135)	13,782	0	13,782	0
Municipal Bonds & Notes
New Jersey	6,944	0	(120)	(3)	0	(360)	0	0	6,461	(356)
Non-Agency Mortgage-Backed Securities	18,261	29,875	(690)	166	126	1,334	0	(19,098)	29,974	617
Asset-Backed Securities	29,864	101,462	0	1,326	0	(10,475)	0	0	122,177	(10,476)
Common Stocks
Financials	1,694	0	0	0	0	1,628	0	0	3,322	1,628

Totals	$210,222	$165,911	$(73,048)	$1,706	$1,102	$(11,146)	$42,192	$(19,100)	$317,839	$(12,514)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$573	Other Valuation Techniques (2)	—	—
	28,410	Third Party Vendor	Broker Quote	99.000 - 101.500
Corporate Bonds & Notes
Banking & Finance	34,622	Proxy Pricing	Base Price	102.362 - 102.667
	20,980	Reference Instrument	Spread movement	204.000	bps
Industrials	57,538	Proxy Pricing	Base Price	99.500 - 100.000
Utilities	13,782	Proxy Pricing	Base Price	45.961
Municipal Bonds & Notes
New Jersey	6,461	Proxy Pricing	Base Price	98.862
Non-Agency Mortgage-Backed Securities	12,522	Proxy Pricing	Base Price	100.000 - 142,500
	17,452	Third Party Vendor	Broker Quote	82.530
Asset-Backed Securities	122,177	Proxy Pricing	Base Price	44.000 - 89,450
Common Stocks
Financials	3,322	Other Valuation Techniques (2)	—	—

Total	$317,839

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$3,006,245	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 5,402,777	$247,487	$(261,470)	$(13,983)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	PAR	Banque Paribas, London
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	IND	Credit Agricole Corporate and Investment Bank S.A.	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RTA	Bank of New York Mellon Corp.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	SGY	Societe Generale, New York
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SOG	Societe Generale
FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD	To Be Determined
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit and Mortgage Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017